MERCER FUNDS

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014,

OCTOBER 7, 2014 AND OCTOBER 23, 2014

The date of this Supplement is December 18, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.   The following information relating to SSgA Funds Management, Inc. (“SSgA FM”), subadvisor to each of the Mercer US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund under the sections titled “Fund Management—Subadvisors and Portfolio Managers” on pages 5, 10, 15, 20, 27, 34 and 41, respectively, of the Class S Shares Prospectus, and on pages 5, 10, 15, 20, 27, 34 and 42, respectively, of the Class Y Shares Prospectus, is hereby deleted and replaced with the following:

SSgA Funds Management, Inc. (“SSgA FM”)

•	Charles McGinn, Vice President and Senior Portfolio Manager, joined State Street Global Advisors (“SSgA) in 1998. Mr. McGinn began managing SSgA FM’s allocated portion of the Fund’s portfolio in April 2014.

•	Tyhesha Harrington, Vice President and Senior Portfolio Manager, joined SSgA FM in 2006. Ms. Harrington began managing SSgA FM’s allocated portion of the Fund’s portfolio in April 2014.

•	Eduardo Borges, CFA, FRM, CAIA, Vice President and Senior Portfolio Manager, joined SSgA in 2000. Mr. Borges began managing SSgA FM’s allocated portion of the Fund’s portfolio in December 2014.

2.   The similar paragraphs relating to SSgA FM, subadvisor to each of the Mercer US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund under the sections titled “Details about the Funds—The Subadvisors” on pages 60, 63, 67, 70, 75, 81 and 85, respectively, of the Class S Shares Prospectus, and on pages 62, 65, 69, 72, 77, 83 and 87, respectively, of the Class Y Shares Prospectus, are hereby deleted and replaced with the following:

SSgA FM’s allocated portion of the Fund’s portfolio is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. The portfolio managers who are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio are

Charles McGinn, Tyhesha Harrington and Eduardo Borges. Mr. McGinn joined SSgA in 1998 as an operations analyst and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within ISG. Mr. Borges joined SSgA in 2000 as an operations associate and currently serves as a Senior Portfolio Manager within ISG.

MERCER FUNDS

MERCER EMERGING MARKETS EQUITY FUND

SUPPLEMENT TO
THE CLASS Y-3 SHARES PROSPECTUS
DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014

AND OCTOBER 23, 2014

The date of this Supplement is December18, 2014.

The following changes are made in the prospectus of the Class Y-3 shares (the “Class Y-3 Shares Prospectus”) of Mercer Funds:

1.   The following information relating to SSgA Funds Management, Inc. (“SSgA FM”), subadvisor to the Mercer Emerging Markets Equity Fund, under the section titled “Fund Management—Subadvisors and Portfolio Managers” on page 7 of the Class Y-3 Shares Prospectus is hereby deleted and replaced with the following:

SSgA Funds Management, Inc. (“SSgA FM”)

•	Charles McGinn, Vice President and Senior Portfolio Manager, joined State Street Global Advisors (“SSgA”) in 1998. Mr. McGinn began managing SSgA FM’s allocated portion of the Fund’s portfolio in April 2014.

•	Tyhesha Harrington, Vice President and Senior Portfolio Manager, joined SSgA FM in 2006. Ms. Harrington began managing SSgA FM’s allocated portion of the Fund’s portfolio in April 2014.

•	Eduardo Borges, CFA, FRM, CAIA Vice President and Senior Portfolio Manager, joined SSgA in 2000. Mr. Borges began managing SSgA FM’s allocated portion of the Fund’s portfolio in December 2014.

2.   The similar paragraph relating to SSgA FM, subadvisor to the Mercer Emerging Markets Equity Fund, under the section titled “Details about the Fund—The Subadvisors” on page 14 of the Class Y-3 Shares Prospectus is hereby deleted and replaced with the following:

SSgA FM’s allocated portion of the Fund’s portfolio is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. The portfolio managers who are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio are Charles McGinn, Tyhesha Harrington and Eduardo Borges. Mr. McGinn joined SSgA in 1998 as an operations analyst and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within ISG. Mr. Borges joined SSgA in 2000 as an operations associate and currently serves as a Senior Portfolio Manager within ISG.

MERCER FUNDS

SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014,

OCTOBER 7, 2014 AND OCTOBER 23, 2014

The date of this Supplement is December18, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds (the “SAI”):

1.   In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” the first paragraph under the subheading “—SSgA Funds Management, Inc. (“SSgA FM”)” with respect to each of the Mercer US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund, on pages C-6, C-10, C-19, C-26, C-35, C-41 and C-47, respectively, of the SAI, are hereby deleted and replaced with the following:

The portfolio managers who are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio are Eduardo Borges, Charles McGinn and Tyhesha Harrington.

2.   The information in Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “—SSgA Funds Management, Inc. (“SSgA FM”)—Ownership of Fund Shares” with respect to each of the Mercer US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund, on pages C-6, C-11, C-19, C-26, C-35, C-41 and C-48, respectively, of the SAI, are hereby deleted and replaced with the following:

As of March 31, 2014, Ms. Harrington and Messrs. McGinn and Borges did not beneficially own any shares of the Fund.

3.   In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” the following replaces the similar information relating to SSgA FM under the subheading “—SSgA Funds Management, Inc. (“SSgA FM”)—Other Accounts Managed by Portfolio Managers” with respect to each of the Mercer US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund, on pages C-6, C-11, C-19, C-26, C-35, C-41 and C-48, respectively, of the SAI:

In addition to the Fund, Ms. Harrington and Messrs. McGinn and Borges manage:

	Total Accounts*,**		Accounts with Performance Fees*,**
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	25	$5,427.25	0	$0.00
Other Pooled Investment Vehicles	152	$27,192.73	0	$0.00
Other Accounts	212	$54,189.79	13	$1,545.83

 * As of September 30, 2014.

 ** Assets are managed on a team basis. This table refers to accounts of the Investment Solutions Group of SSgA.